Share-Based Compensation Plans (Details) - Schedule of convertible into common shares authorized year - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2008
Schedule of convertible into common shares authorized year [Abstract]
Number of options authorized	451,266	500,000	3,280,000	350,000	62,404	4,036,729	8,824,646